LONG-TERM DEBT - Revolving Credit Facility (Details) - USD ($) $ in Thousands			9 Months Ended
	Apr. 27, 2021	Dec. 18, 2018	Oct. 02, 2021	Sep. 26, 2020	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Aggregate net proceeds received from IPO			$ 399,264
Repayment of Revolver credit facility			16,000	$ 5,000
Debt, principal amount outstanding			238,314		$ 228,147
Minimum
Debt Instrument [Line Items]
Commitment fee rate range, depending on leverage ratio		0.375%
Maximum
Debt Instrument [Line Items]
Commitment fee rate range, depending on leverage ratio		0.50%
Revolving Credit Facility
Debt Instrument [Line Items]
Borrowing capacity		$ 30,000
Aggregate net proceeds received from IPO	$ 16,000
Repayment of Revolver credit facility	$ 16,000
Debt, principal amount outstanding			$ 0		$ 0	$ 0
Eurocurrency | Minimum
Debt Instrument [Line Items]
Interest rate range, depending on leverage ratio		4.50%
Eurocurrency | Maximum
Debt Instrument [Line Items]
Interest rate range, depending on leverage ratio		4.75%
Base | Minimum
Debt Instrument [Line Items]
Interest rate range, depending on leverage ratio		3.50%
Base | Maximum
Debt Instrument [Line Items]
Interest rate range, depending on leverage ratio		3.75%